INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Contributions Payable [Line Items]
Capital contributions payable	$ 44,094	$ 176,746
Series Twenty [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty One [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Two [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Three [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Four [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Five [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Six [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Seven [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Eight [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Nine [Member]
Contributions Payable [Line Items]
Capital contributions payable	785	885
Series Thirty [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	65,176
Series Thirty One [Member]
Contributions Payable [Line Items]
Capital contributions payable	25,000	66,294
Series Thirty Two [Member]
Contributions Payable [Line Items]
Capital contributions payable	1,229	1,229
Series Thirty Three [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Four [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Five [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Six [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Seven [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Eight [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Nine [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Forty [Member]
Contributions Payable [Line Items]
Capital contributions payable	102	102
Series Forty One [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Forty Two [Member]
Contributions Payable [Line Items]
Capital contributions payable	254	254
Series Forty Three [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	26,082
Series Forty Four [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Forty Five [Member]
Contributions Payable [Line Items]
Capital contributions payable	16,724	16,724
Series Forty Six [Member]
Contributions Payable [Line Items]
Capital contributions payable	$ 0	$ 0